Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of the net reversal of impairment of cash generating units as follows (Detail) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		$ 67,382,996	$ 107,773,089	$ 142,714,331
Impairment		(103,736,696)	(139,056,243)	(121,295,334)
Impairment (reversal of impairment)		(36,353,700)	(31,283,154)	21,418,997
Pemex Exploration And Production [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	[1]	66,914,222	29,487,824	128,266,251
Impairment	[1]	(31,882,681)	(133,523,711)	(63,252,635)
Reversal of impairment (Impairment), net		35,031,541	(104,035,887)	65,013,616
Impairment (reversal of impairment)		351,554,775	411,836,519	399,563,000
Pemex Exploration And Production [member] | Aceite Terciario del Golfo [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		29,954,188		29,592,864
Impairment			(46,284,407)
Impairment (reversal of impairment)		39,947,448	12,667,016	80,713,000
Pemex Exploration And Production [member] | Cantarell [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		23,218,889		98,673,388
Impairment			(48,664,886)
Impairment (reversal of impairment)		125,953,979	101,446,620	157,526,000
Pemex Exploration And Production [member] | Burgos [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		9,084,982	7,929,552
Impairment				(10,542,238)
Impairment (reversal of impairment)		17,487,412	10,731,645	2,124,000
Pemex Exploration And Production [member] | Tsimin Xux [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		3,920,244		627,426
Impairment			(1,062,635)
Impairment (reversal of impairment)		25,910,556	28,116,300	38,152,000
Pemex Exploration And Production [member] | Cuenca de Macuspana [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		735,919
Impairment			(166,013)	(1,343,836)
Impairment (reversal of impairment)		1,096,972	432,365	680,000
Pemex Exploration And Production [member] | Crudo Ligero Marino [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment			949,645
Impairment		(2,213,428)		(31,004,065)
Impairment (reversal of impairment)		24,233,795	18,935,146	23,540,000
Pemex Exploration And Production [member] | Antonio J Bermdez [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment				6,811,344
Impairment		(9,705,730)	(3,562,021)
Impairment (reversal of impairment)		24,027,588	39,195,252
Pemex Exploration And Production [member] | Tamaulipas Constituciones [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment				140,125
Impairment		(2,819,337)
Impairment (reversal of impairment)		5,416,487
Pemex Exploration And Production [member] | Chuc [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment		(11,321,001)	(25,431,950)	(6,608,047)
Impairment (reversal of impairment)		63,880,611	72,301,156	97,970,000
Pemex Exploration And Production [member] | Ayn Alux [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment		(3,269,173)	(2,220,696)
Impairment (reversal of impairment)		6,213,753	2,705,441
Pemex Exploration And Production [member] | Yaxche [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment			20,608,627
Impairment				(20,491,627)
Impairment (reversal of impairment)			93,677,507	516,000
Pemex Exploration And Production [member] | Lakach [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment		(1,269,083)	(56,119)	(841,718)
Impairment (reversal of impairment)		(169,119)	(2,426,036)	$ (1,658,000)
Pemex Exploration And Production [member] | Arenque [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment		(803,256)
Impairment (reversal of impairment)		4,908,009
Pemex Exploration And Production [member] | Ixtal Manik [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment		(481,673)	(5,047,793)
Impairment (reversal of impairment)		$ 12,647,284	19,024,166
Pemex Exploration And Production [member] | Poza Rica [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment			(1,027,191)
Impairment (reversal of impairment)			$ 15,029,941

[1]	See Note 4 for the correction of error in the impairment of Pemex- Exploration and Production CGUs for 65,799,060.